Note 6 - Related Party Transactions	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
6.	Related party transactions

The related party transactions for the years presented were as follows:

Loan to a related party

In
December 2018,
the Company provided an interest-free loan amounting to
$481
to Dr. Ramon Mohanlal, the Chief Medical Officer of the Company.
$100
of the loan was repaid in
February 2019
and the remaining amount was fully repaid in
April 2019.

Loans from related parties

In
March 2019,
the Company borrowed interest-free loans totaling
$350
from Lan Huang, the Chief Executive Officer, Gordon Schooley, the Chief Regulatory Officer, and Yue Jia, the International Finance Manager. These loans were fully repaid in
August 2019.

In
April 2019,
the Company entered into an agreement with Shenzhen Sangel Zhichuang Investment Co., Ltd., to borrow
$1,000,
which bears an annual interest rate of
15%
and is guaranteed by the Founder, Mr. Linqing Jia. The loan and related interest were fully repaid in
August 2019.

In
July 2019,
the Company entered into an agreement with the noncontrolling shareholder of the Company, Dalian Wanchun Biotechnology Co., Ltd. (“Wanchun Biotech”), to borrow a one
-year interest free loan of
$1,978
(
RMB13,600
). The loan was fully repaid in
August 2019.

In
October 2019,
the Company borrowed a
three
-month interest-free loan of
$2,537
from Wanchun Biotech. The loan was fully repaid in
December 2019.

In
October
and
December 2019,
the Company borrowed
60
-day interest-free loans totaling of
$29
(
RMB200
) from Wanchun Biotech, the maturity of the above loans was extended to
August 2020
at their expiration. The loans were fully repaid in
September 2020.

In
February,
April
and
June 2020,
the Company borrowed
60
-day interest-free loans in an aggregate amount of
$35
(
RMB230
) from
Wanchun Biotech
. The loans were fully repaid in
September 2020.